Long-Term Debt - Summary of Contractual Maturity Term Facility (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Contractual Obligation Fiscal Year Maturity Schedule [Abstract]
Debt issuance costs	$ 18.5	$ 22.4
Unamortized portion of debt discount	$ 6.7